THE SIERRA ASSET MANAGER
                COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                             SIERRA VARIABLE TRUST

                     Supplement Dated November 6, 1997 to
                         Prospectus Dated May 1, 1997
                       As Supplemented September 1, 1997

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                     Supplement Dated November 6, 1997 to
                         Prospectus Dated May 1, 1997

     The Sierra Variable Trust ("Trust") has discontinued the offering of shares of its Income Portfolio, effective November 6, 1997. Accordingly, American General Life Insurance Company has removed the Income Division of its Separate Account D, effective November 6, 1997.

     You may invest, through Separate Account D Divisions, in the Capital Growth Portfolio, the Growth Portfolio, the Balanced Portfolio, the Value Portfolio and the Global Money Fund - but not the Income Portfolio - of the Trust.

     The Trust Prospectus is amended to delete reference to the Income Portfolio on the cover page, pages 3-4 and 9-10 and the Supplement dated September 1, 1997.

     The Separate Account D Prospectus is amended to (1) delete reference to the Income Division of Separate Account D or to the Income Portfolio of the Sierra Variable Trust, and (2) reduce by one the number of Divisions specified as constituting Separate Account D or as available under the Contracts, on the cover page and pages 7-9 and 11-12.


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                           THE SIERRA ASSET MANAGER
               COMBINATION FIXED AND VARIABLE ANNUITY CONTRACTS

                             SIERRA VARIABLE TRUST

                     Supplement Dated November 6, 1997 to
             Statement of Additional Information Dated May 1, 1997

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT D

                     Supplement Dated November 6, 1997 to
             Statement of Additional Information Dated May 1, 1997

     The Sierra Variable Trust ("Trust") has discontinued the offering of shares of its Income Portfolio, effective November 6, 1997. Accordingly, American General Life Insurance Company has removed the Income Division of its Separate Account D, effective November 6, 1997.

     You may invest, through Separate Account D Divisions, in the Capital Growth Portfolio, the Growth Portfolio, the Balanced Portfolio, the Value Portfolio and the Global Money Fund - but not the Income Portfolio - of the Trust.

     The Trust Statement of Additional Information is amended to delete reference to the Income Portfolio on the cover page and page B-3.

     The Separate Account D Statement of Additional Information is amended to reduce by one the number of Divisions specified as constituting Separate Account D or as available under the Contracts, on page 8.